Principal LifeTime 2010 Fund (Prospectus Summary): | Principal LifeTime 2010 Fund
PRINCIPAL LIFETIME 2010 FUND

Supplement dated July 27, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, April 9, 2012, April 20, 2012,
May 11, 2012, June 15, 2012, and July 17, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2010 FUND

Under the Fees and Expenses of the Fund heading on page 34, delete the text and substitute:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 ($50,000 prior to July 30, 2012) in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 194, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 129 of the Fund’s Statement of Additional Information.

Under the Shareholder Fees (fees paid directly from your investment) heading on page 34, delete the table and substitute:
Shareholder Fees		Class A Principal LifeTime 2010 Fund
Maximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)	[1]	3.75%
Maximum Deferred Sales Charge (Load)(as a percentage of dollars subject to charge)		1.00%
[1]	5.50% prior to July 30, 2012.

Under the Example heading on page 34, delete the information and substitute:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Principal LifeTime 2010 Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	479	715	970	1,701
Class A (prior to July 30, 2012)	652	884	1,135	1,852

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Principal LifeTime 2010 Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	479	715	970	1,701
Class A (prior to July 30, 2012)	652	884	1,135	1,852